Average Annual Total Returns - Invesco Financial Preferred ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 10 Years	Wells Fargo® Hybrid and Preferred Securities Financial Index (reflects no deduction for fees, expenses or taxes) 1 Year	Wells Fargo® Hybrid and Preferred Securities Financial Index (reflects no deduction for fees, expenses or taxes) 5 Years	Wells Fargo® Hybrid and Preferred Securities Financial Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	7.50%	6.00%	6.97%	6.16%	4.64%	5.60%	5.22%	4.51%	5.41%	[1]	[1]	[1]	7.47%	6.30%	7.40%	7.97%	6.23%	6.66%

[1]	Effective after the close of markets on June 30, 2021, the Fund changed its underlying index from the Wells Fargo® Hybrid and Preferred Securities Financial Index to the ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index. Prior to the commencement date of February 23, 2021, performance for the Underlying Index is not available.